Derivatives and hedge accounting - Maturity analysis (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Interest rate-related contracts | Hedge of fixed rate assets
Derivatives used as fair-value hedge
Nominal amounts	224,378	256,544
Interest rate-related contracts | Hedge of fixed rate assets | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts	58,290	70,503
Interest rate-related contracts | Hedge of fixed rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts	137,043	148,112
Interest rate-related contracts | Hedge of fixed rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts	29,045	37,929
Interest rate-related contracts | Hedge of fixed rate liabilities
Derivatives used as fair-value hedge
Nominal amounts	3,257	5,000
Interest rate-related contracts | Hedge of fixed rate liabilities | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts		5,000
Interest rate-related contracts | Hedge of fixed rate liabilities | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts	1,240
Interest rate-related contracts | Hedge of fixed rate liabilities | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts	2,017
Interest rate-related contracts | Hedge of floating rate assets
Derivatives used as fair-value hedge
Nominal amounts		4,582
Interest rate-related contracts | Hedge of floating rate assets | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts		1,155
Interest rate-related contracts | Hedge of floating rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts		1,194
Interest rate-related contracts | Hedge of floating rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts		2,233
Currency-related contracts | Hedge of fixed rate assets
Derivatives used as fair-value hedge
Nominal amounts	18,400	18,450
Currency-related contracts | Hedge of fixed rate assets | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts	4,262	452
Currency-related contracts | Hedge of fixed rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts	13,730	11,936
Currency-related contracts | Hedge of fixed rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts	408	6,062
Currency-related contracts | Hedge of fixed rate liabilities
Derivatives used as fair-value hedge
Nominal amounts	13,767	16,811
Currency-related contracts | Hedge of fixed rate liabilities | Within 1 year
Derivatives used as fair-value hedge
Nominal amounts	1,948	8,199
Currency-related contracts | Hedge of fixed rate liabilities | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amounts	8,190	7,966
Currency-related contracts | Hedge of fixed rate liabilities | More than 5 years
Derivatives used as fair-value hedge
Nominal amounts	3,629	646